Share-based Payment - Number and Weighted Average Exercise Prices ("WAEP") of, and Movements in Share Options (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [Abstract]
Beginning balance	530,000	570,000
Exercised during the year	(46,400)
Cancelled during the year	(13,600)	(40,000)
Ending balance	470,000	530,000
Exercisable at December 31	470,000	353,333
Beginning balance	$ 21.11	$ 21.11
Exercised during the year	21.11
Cancelled during the year	21.11	21.11
Ending balance	21.11	21.11
Exercisable at December 31	$ 21.11	$ 21.11